As filed with the Securities and Exchange Commission on November 23, 2011

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-07685

FRONTEGRA FUNDS, INC.
(Exact name of registrant as specified in charter)

400 Skokie Blvd.
Suite 500
Northbrook, Illinois 60062
(Address of principal executive offices) (Zip code)

William D. Forsyth III
400 Skokie Blvd., Suite 500
Northbrook, Illinois 60062
(Name and address of agent for service)

(847) 509-9860
Registrant's telephone number, including area code

Date of fiscal year end: June 30, 2012

Date of reporting period:  September 30, 2011

Item 1. Schedule of Investments.

Frontegra Mastholm International Equity Fund
Schedule of Investments
September 30, 2011 (Unaudited)

Number of Shares		Value
	COMMON STOCKS 98.6%
	Australia 1.9%
26,000	Incitec Pivot Ltd.	$80,555
2,200	Rio Tinto Ltd.	128,861
		209,416
	Belgium 2.5%
5,300	Anheuser-Busch InBev NV	281,319

	Brazil 1.0%
4,500	Embraer SA - ADR	114,165

	China 0.7%
1,950	51job, Inc. - ADR (a)	77,805

	France 8.1%
2,200	BNP Paribas	86,730
6,000	European Aeronautic Defence and Space Co. NV	168,653
1,200	Gemalto NV	57,064
1,500	Ingenico	56,182
1,000	LVMH Moet Hennessy Louis Vuitton SA	132,000
1,500	Pernod-Ricard SA	117,439
6,300	Safran SA	192,722
1,600	Sanofi	105,243
		916,033
	Germany 9.7%
2,900	Adidas AG	176,482
79,900	Commerzbank AG (a)	200,243
2,300	Fresenius SE & Co. KGaA	204,439
2,100	Gerresheimer AG	87,889
5,500	SAP AG	279,852
1,200	Volkswagen AG	147,850
		1,096,755
	Hong Kong 0.5%
20,200	AIA Group Ltd.	57,205

	Italy 2.4%
13,500	Lottomatica SpA (a)	210,923
4,400	Salvatore Ferragamo Italia SpA (a)	58,772
		269,695
	Japan 17.0%
11,000	Anritsu Corp.	121,996
2,200	Canon, Inc.	99,893
600	FANUC Corp.	82,648
3,200	Gree, Inc.	97,591
22	Japan Tobacco, Inc.	102,906
9,600	Mitsui Fudosan Co. Ltd.	151,653
198	Rakuten, Inc.	230,679
2,900	Sanrio Co. Ltd.	135,879
14,000	Sega Sammy Holdings, Inc.	326,631
27,100	Sekisui Chemical Co. Ltd.	227,839
5,400	Seven & I Holdings Co. Ltd.	151,362
42,000	Tokyo Gas Co. Ltd.	195,082
		1,924,159
	Netherlands 7.3%
3,800	CNH Global NV - ADR (a)	99,712
46,200	ING Groep NV (a)	325,887
10,300	Koninklijke DSM NV	135,661
8,306	Royal Dutch Shell PLC	256,134
		817,394
	Norway 2.2%
3,500	Algeta ASA (a)	102,093
3,700	Yara International ASA	141,157
		243,250
	Portugal 1.3%
9,700	Jeronimo Martins SGPS SA	151,479

	Singapore 0.8%
15,700	Keppel Corp. Ltd.	92,069

	South Korea 7.6%
1,260	Hyundai Motor Co.	220,270
2,311	Kia Motors Corp.	137,810
400	LG Household & Health Care Ltd.	179,810
700	NCSoft Corp.	197,756
173	Samsung Electronics Co. Ltd.	120,798
		856,444
	Spain 1.4%
1,900	Inditex SA	162,193

	Sweden 1.4%
16,900	Telefonaktiebolaget LM Ericsson	162,274

	Switzerland 5.0%
3,000	Nestle SA	165,158
4,800	Novartis AG	268,136
480	Syngenta AG	124,737
		558,031
	United Kingdom 27.8%
10,320	BG Group PLC	197,511
14,000	BHP Billiton PLC	373,997
5,400	British American Tobacco PLC	228,017
6,600	Burberry Group PLC	119,852
6,300	Diageo PLC	120,120
37,600	HSBC Holdings PLC	287,991
7,600	Imperial Tobacco Group PLC	256,483
306,900	Lloyds Banking Group PLC (a)	164,761
5,100	Pearson PLC	89,960
12,600	Prudential PLC	108,210
800	Randgold Resources Ltd.	77,709
6,600	Reckitt Benckiser Group PLC	334,410
3,900	Shire PLC	121,621
40,400	Tesco	236,647
5,712	Unilever PLC	178,924
49,900	Vodafone Group PLC	128,607
9,000	Xstrata PLC	113,650
		3,138,470
	Total Common Stocks
	(Cost $11,702,773)	11,128,156

	SHORT-TERM INVESTMENTS 2.0%
	Investment Company 2.0%
229,115	AIM STIT-Liquid Assets Portfolio - Institutional Class	229,115
	Total Short-Term Investments
	(Cost $229,115)	229,115

	Total Investments 100.6%
	(Cost $11,931,888)	11,357,271

	Liabilities in Excess of Other Assets (0.6)%	(65,922)

	TOTAL NET ASSETS 100.0%	$11,291,349

(a) Non-Income Producing.
ADR - American Depositary Receipt.

The cost basis of investments for federal income tax purposes at September 30, 2011 was as follows*:

Cost of investments	$11,931,888
Gross unrealized appreciation	504,469
Gross unrealized depreciation	(1,079,086)
Net unrealized deppreciation	$(574,617)

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Frontegra SAM Global Equity Fund
Schedule of Investments
September 30, 2011 (Unaudited)

Number of Shares		Value
	COMMON STOCKS 96.8%
	Australia 1.5%
12,010	National Australia Bank Ltd.	$255,108

	Canada 7.7%
4,550	Bank of Nova Scotia	228,183
2,590	Canadian Imperial Bank of Commerce	181,367
92,020	Sherritt International Corp.	382,869
2,324	Teck Resources Ltd. - Class B	68,573
9,020	TELUS Corp.	442,005
		1,302,997
	France 4.4%
4,500	Cie de St-Gobain	171,681
3,050	Technip SA	244,357
7,640	Valeo SA	321,149
		737,187
	Germany 4.3%
4,120	Deutsche Bank AG	142,763
5,096	Henkel AG & Co. KGaA	270,965
2,482	Muenchener Rueckversicherungs AG	308,256
		721,984
	Israel 1.7%
7,570	Teva Pharmaceutical Industries Ltd. - ADR	281,755

	Italy 3.6%
13,500	Ansaldo STS SpA	134,168
101,000	Snam Rete Gas SpA	466,276
		600,444
	Japan 7.5%
17,000	Asahi Group Holdings Ltd.	360,219
65,000	Marubeni Corp.	362,958
13,400	Mitsubishi Corp.	272,819
70,000	Mitsui OSK Lines Ltd.	269,702
		1,265,698
	Netherlands 2.7%
6,300	Koninklijke DSM NV	273,914
10,003	Koninklijke Philips Electronics NV	179,473
		453,387
	Norway 5.6%
14,600	Aker Solutions ASA	139,858
18,000	DnB NOR ASA	179,391
32,913	Norsk Hydro ASA	149,282
30,250	Telenor ASA	466,552
		935,083
	Spain 2.4%
15,640	Repsol YPF SA	412,876

	Switzerland 2.1%
1,700	Zurich Financial Services AG	354,118

	United Kingdom 11.1%
7,050	AstraZeneca PLC	312,876
62,070	Barclays PLC	152,218
15,481	BG Group PLC	296,286
88,870	BT Group PLC	238,201
161,600	Legal & General Group PLC	241,354
32,600	National Grid PLC	323,133
25,337	Travis Perkins PLC	297,261
		1,861,329
	United States 42.2%
3,871	Chevron Corp.	358,145
17,400	Dell, Inc. (a)	246,210
12,660	General Cable Corp. (a)	295,611
24,830	Hartford Financial Services Group, Inc.	400,756
19,531	Health Net, Inc. (a)	463,079
20,568	Hewlett-Packard Co.	461,752
2,855	International Business Machines Corp.	499,710
13,850	Johnson Controls, Inc.	365,225
5,836	Kimberly Clark Corp.	414,414
9,900	The Kroger Co.	217,404
8,136	Limited Brands, Inc.	313,317
2,656	McDonalds Corp.	233,250
19,090	Microsoft Corp.	475,150
20,350	Mylan, Inc. (a)	345,950
5,731	Occidental Petroleum Corp.	409,767
27,606	Pfizer, Inc.	488,074
8,992	Procter & Gamble Co.	568,115
14,150	Reynolds American, Inc.	530,342
		7,086,271
	Total Common Stocks
	(Cost $17,823,814)	16,268,237

	SHORT-TERM INVESTMENTS 3.0%
	Investment Company 3.0%
508,329	AIM STIT-STIC Prime Portfolio - Institutional Class	508,329
	Total Short-Term Investments
	(Cost $508,329)	508,329

	Total Investments 99.8%
	(Cost $18,332,143)	16,776,566

	Other Assets in Excess of Liabilities 0.2%	26,240

	TOTAL NET ASSETS 100.0%	$16,802,806

(a) Non-Income Producing.

The cost basis of investments for federal income tax purposes at September 30, 2011 was as follows*:

Cost of investments	$18,332,143
Gross unrealized appreciation	1,153,472
Gross unrealized depreciation	(2,709,049)
Net unrealized appreciation	$(1,555,577)

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Frontegra HEXAM Emerging Markets Fund
Schedule of Investments
September 30, 2011 (Unaudited)

Number of Shares		Value
	COMMON STOCKS 91.4%
	Brazil 22.8%
21,300	Banco do Brasil SA	$275,730
41,376	Cosan Ltd.	391,831
46,153	Localiza Rent a Car SA	608,990
18,784	NOMOS-BANK (a)	180,514
32,500	OGX Petroleo e Gas Participacoes SA (a)	200,332
45,500	PDG Realty SA Empreendimentos e Participacoes	146,645
50,853	Petroleo Brasileiro SA - ADR	1,141,650
51,727	Vale SA - ADR	1,179,375
		4,125,067
	China 3.5%
1,047,000	China Construction Bank Corp.	633,263

	Hong Kong 9.4%
283,000	China Overseas Land & Investment Ltd.	404,203
1,285,000	Industrial & Commercial Bank of China	620,514
1,335,213	Nine Dragons Paper Holdings Ltd.	668,434
		1,693,151
	Kazakhstan 6.1%
60,373	Kazakhmys PLC	737,519
180,173	Uranium One, Inc. (a)	355,910
		1,093,429
	Russian Federation 11.4%
38,571	Evraz Group SA (a)	607,108
54,347	Magnitogorsk Iron & Steel Works	259,942
58,127	Mechel	592,314
280,348	Sberbank of Russia	606,517
		2,065,881
	South Africa 7.8%
17,268	Anglo American PLC	594,212
19,051	Naspers Ltd.	822,722
		1,416,934
	South Korea 10.4%
27,515	KB Financial Group, Inc.	909,155
1,388	Samsung Electronics Co. Ltd.	969,180
		1,878,335
	Switzerland 3.7%
52,637	Xstrata PLC	664,686

	Turkey 15.5%
345,531	Emlak Konut Gayrimenkul Yatirim Ortakligi AS	442,437
173,282	Haci Omer Sabanci Holding AS	602,908
201,379	Tekfen Holding AS	614,054
371,254	Turk Hava Yollari (a)	541,177
152,249	Turkiye Garanti Bankasi AS	589,173
		2,789,749
	Zambia 0.8%
10,330	First Quantum Minerals Ltd.	137,517

	Total Common Stocks
	(Cost $23,872,927)	16,498,012

	PREFERRED STOCKS 6.9%
	Brazil 6.9%
32,616	Banco Bradesco SA - ADR	482,391
49,694	Itau Unibanco Holding SA - ADR	771,251
		1,253,642
	Total Preferred Stocks
	(Cost $1,649,257)	1,253,642

	SHORT-TERM INVESTMENTS 1.9%
	Investment Company 1.9%
335,257	Fidelity Institutional Money Market Portfolio	335,257
	Total Short-Term Investments
	(Cost $335,257)	335,257

	Total Investments 100.2%
	(Cost $25,857,441)	18,086,911

	Liabilities in Excess of Other Assets (0.2)%	(32,665)

	TOTAL NET ASSETS 100.0%	$18,054,246

(a) Non-Income Producing.

The cost basis of investments for federal income tax purposes at September 30, 2011 was as follows*:

Cost of investments	$25,857,441
Gross unrealized appreciation	13,937
Gross unrealized depreciation	(7,784,467)
Net unrealized appreciation	$(7,770,530)

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Frontegra Timpani Small Cap Growth Fund
Schedule of Investments
September 30, 2011 (Unaudited)

Number of Shares		Value
	COMMON STOCKS 93.7%
	Aerospace Product and Parts Manufacturing 2.9%
478	HEICO Corp.	$23,537
408	TransDigm Group, Inc. (a)	33,321
		56,858
	Agricultural Machinery and Equipment 1.5%
1,583	Titan Machinery, Inc. (a)	28,336

	Airlines 1.0%
1,541	Spirit Airlines, Inc. (a)	19,263

	Animal Slaughtering and Processing 0.8%
1,254	Darling International, Inc. (a)	15,788

	Automotive Repair and Maintenance 0.5%
281	Monro Muffler Brake, Inc.	9,265

	Basic Chemical Manufacturing 0.9%
425	Innophos Holdings, Inc.	16,945

	Biotechnology 2.3%
1,130	Cepheid, Inc. (a)	43,878

	Business Support Services 1.2%
369	Portfolio Recovery Associates, Inc. (a)	22,959

	Clothing Stores 1.0%
1,016	Body Central Corp. (a)	18,451

	Communications Equipment Manufacturing 0.4%
1,382	Wi-Lan, Inc. (b)	7,974

	Computer and Peripheral Equipment Manufacturing 1.9%
459	EZchip Semiconductor Ltd. (a)(b)	15,248
603	VeriFone Systems, Inc. (a)	21,117
		36,365
	Computer Systems Design and Related Services 7.3%
1,286	Allot Communications Ltd. (a)	12,539
5,346	Callidus Software, Inc. (a)	24,645
688	Computer Programs and Systems, Inc.	45,511
602	Convio, Inc. (a)	5,063
2,051	HealthStream, Inc. (a)	26,314
1,713	Vocus, Inc. (a)	28,710
		142,782
	Cut and Sew Apparel Manufacturing 0.6%
654	Zumiez, Inc. (a)	11,452

	Data Processing, Hosting, and Related Services 1.0%
905	ExlService Holdings, Inc. (a)	19,910

	Engineering and Contracting 1.9%
3,095	Furmanite Corp. (a)	16,744
944	Team, Inc. (a)	19,805
		36,549
	Footwear Manufacturing 0.9%
717	Crocs, Inc. (a)	16,971

	Full-Service Restaurants 2.4%
640	BJ's Restaurants, Inc. (a)	28,230
185	Panera Bread Co. (a)	19,229
		47,459
	Health and Personal Care Stores 1.7%
528	Ulta Salon, Cosmetics & Fragrance, Inc. (a)	32,857

	Health Care Management Services 3.5%
1,230	SXC Health Solutions Corp. (a)	68,511

	Household Appliance Manufacturing 2.3%
1,776	iRobot Corp. (a)	44,684

	Inland Water Transportation 0.9%
324	Kirby Corp. (a)	17,055

	Insurance Carriers 1.5%
781	HealthSpring, Inc. (a)	28,476

	Internet Content & Information 0.9%
1,189	Bankrate, Inc. (a)	18,085

	Lessors of Nonfinancial Intangible Assets (except Copyrighted Works) 2.8%
1,285	Acacia Research Corp. (a)	46,247
399	RPX Corp. (a)	8,263
		54,510
	Machinery - Industrial 2.5%
461	Gardner Denver, Inc.	29,297
545	Robbins & Myers, Inc.	18,917
		48,214
	Management, Scientific, and Technical Consulting Services 0.3%
269	Transcend Services, Inc. (a)	6,063

	Media 1.0%
3,383	interCLICK, Inc. (a)	18,776

	Medical Equipment and Supplies Manufacturing 4.8%
1,778	Endologix, Inc. (a)	17,851
584	Hill-Rom Holdings, Inc.	17,532
3,789	Uroplasty, Inc. (a)	18,377
1,037	ZOLL Medical Corp. (a)	39,135
		92,895
	Metal Fabrication 1.1%
263	Valmont Industries, Inc.	20,498

	Navigational, Measuring, Electromedical, and Control Instruments Manufacturing 1.2%
492	FARO Technologies, Inc. (a)	15,523
508	Ultratech, Inc. (a)	8,712
		24,235
	Oil and Gas Equipment and Services 2.0%
237	Core Laboratories N.V. (b)	21,290
703	Globe Specialty Metals, Inc.	10,208
1,018	Pioneer Drilling Co. (a)	7,309
		38,807
	Oil and Gas Extraction 3.3%
858	Brigham Exploration Co. (a)	21,674
475	Carrizo Oil & Gas, Inc. (a)	10,236
819	Oasis Petroleum, Inc. (a)	18,288
415	Rosetta Resources, Inc. (a)	14,201
		64,399
	Other Amusement and Recreation Industries 0.7%
1,977	Town Sports International Holdings, Inc. (a)	14,353

	Other Chemical Product and Preparation Manufacturing 2.8%
954	Polypore International, Inc. (a)	53,920

	Other Financial Investment Activities 0.8%
840	Financial Engines, Inc (a)	15,212

	Other Food Manufacturing 1.4%
817	SodaStream International Ltd. (a)(b)	27,002

	Other Furniture Related Product Manufacturing 2.4%
875	Tempur-Pedic International, Inc. (a)	46,034

	Other Information Services 2.1%
1,944	Keynote Systems, Inc.	41,077

	Pharmaceutical and Medicine Manufacturing 3.8%
5,078	Akorn, Inc. (a)	39,658
840	Jazz Pharmaceuticals, Inc. (a)	34,877
		74,535
	Photofinishing Laboratories (except One-Hour) 2.1%
1,005	Shutterfly, Inc. (a)	41,385

	Plastics Product Manufacturing 2.6%
430	Raven Industries, Inc.	20,726
3,042	ZAGG, Inc. (a)	30,177
		50,903
	Printing and Related Support Activities 1.1%
2,835	InnerWorkings, Inc. (a)	22,226

	Semiconductor and Other Electronic Component Manufacturing 6.8%
1,229	CEVA, Inc. (a)	29,877
762	IPG Photonics Corp. (a)	33,101
1,618	Nova Measuring Instruments Ltd. (a)	8,689
1,247	OSI Systems, Inc. (a)	41,799
1,681	Silicon Motion Technology Corp. (a)(b)	19,432
		132,898
	Shoe Stores 1.1%
394	Genesco, Inc. (a)	20,303

	Soap, Cleaning Compound, and Toilet Preparation Manufacturing 1.4%
979	Elizabeth Arden, Inc. (a)	27,843

	Software Publishers 4.4%
1,278	OPNET Technologies, Inc.	44,615
1,094	RightNow Technologies, Inc. (a)	36,157
796	Web.com Group, Inc. (a)	5,556
		86,328
	Textile, Apparel & Luxury Goods 1.9%
1,229	Steven Madden Ltd. (a)	36,993

	Total Common Stocks
	(Cost $2,049,857)	1,820,282

	SHORT-TERM INVESTMENTS 5.3%
	Investment Company 5.3%
102,705	AIM STIT-STIC Prime Portfolio - Institutional Class	102,705
	Total Short-Term Investments
	(Cost $102,705)	102,705

	Total Investments 99.0%
	(Cost $2,152,562)	1,922,987

	Other Assets in Excess of Liabilities 1.0%	18,944

	TOTAL NET ASSETS 100.0%	$1,941,931

(a) Non-Income Producing.
(b) U.S. traded security of a foreign issuer.

The cost basis of investments for federal income tax purposes at September 30, 2011 was as follows*:

Cost of investments	$2,152,562
Gross unrealized appreciation	43,880
Gross unrealized depreciation	(273,455)
Net unrealized deppreciation	$(229,575)

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Frontegra Netols Small Cap Value Fund
Schedule of Investments
September 30, 2011 (Unaudited)

Number of Shares		Value
	COMMON STOCKS 96.4%
	Apparel & Accessories 2.0%
89,858	Carter's, Inc. (a)	$2,744,263

	Application Software 1.7%
104,517	Fair Isaac Corp.	2,281,606

	Auto Parts & Equipment 2.3%
164,507	Modine Manufacturing Co. (a)	1,490,434
66,035	Tenneco, Inc. (a)	1,691,156
		3,181,590
	Building Materials 0.7%
122,425	Gibraltar Industries, Inc. (a)	994,091

	Chemicals - Commodity 0.8%
179,697	Ferro Corp. (a)	1,105,137

	Commercial Services & Supplies 1.1%
84,470	Herman Miller, Inc.	1,508,634

	Diversified Metals & Mining 1.9%
38,354	Compass Minerals International, Inc.	2,561,280

	Educational Services 0.7%
33,318	Capella Education Co. (a)	945,565

	Electric Power Generation, Transmission and Distribution 1.5%
108,989	The Empire District Electric Co.	2,112,207

	Food Distributors 1.8%
68,236	United Natural Foods, Inc. (a)	2,527,461

	General Rental Centers 1.6%
128,898	United Rentals, Inc. (a)	2,170,642

	Health Care - Distributors 1.1%
77,693	PSS World Medical, Inc. (a)	1,529,775

	Health Care - Facility 3.9%
49,943	LifePoint Hospitals, Inc. (a)	1,829,912
399,721	Sunrise Senior Living, Inc. (a)	1,850,708
91,627	U.S. Physical Therapy, Inc.	1,696,932
		5,377,552
	Health Care - Managed Care 1.4%
40,086	Magellan Health Services, Inc. (a)	1,936,154

	Health Care - Services 0.5%
126,009	Gentiva Health Services, Inc. (a)	695,569

	Health Care - Supplies 3.2%
33,417	Haemonetics Corp. (a)	1,954,226
187,623	Merit Medical Systems, Inc. (a)	2,465,366
		4,419,592
	Home Furnishings 3.1%
101,123	Aaron’s, Inc.	2,553,356
121,821	Ethan Allen Interiors, Inc.	1,657,984
		4,211,340
	Industrial REITS 1.4%
239,734	First Industrial Realty Trust, Inc. (a)	1,917,872

	Insurance - Property/Casualty 1.9%
58,683	Hanover Insurance Group, Inc.	2,083,246
42,631	Selective Insurance Group, Inc.	556,335
		2,639,581
	IT Consulting & Services 2.8%
71,355	Arbitron, Inc.	2,360,424
485,839	CIBER, Inc. (a)	1,472,092
		3,832,516
	Lessors of Real Estate 2.0%
72,425	American Campus Communities, Inc.	2,694,934

	Machinery - Construction / Farm 4.2%
209,132	Commercial Vehicle Group, Inc. (a)	1,373,997
127,712	Titan International, Inc.	1,915,680
46,507	Westinghouse Air Brake Technologies Corp.	2,458,825
		5,748,502
	Machinery - Industrial 6.2%
106,009	Actuant Corp., Class A	2,093,678
38,759	Gardner Denver, Inc.	2,463,134
50,036	IDEX Corp.	1,559,122
66,835	Robbins & Myers, Inc.	2,319,843
		8,435,777
	Oil & Gas - Equipment/Services 2.9%
207,939	ION Geophysical Corp. (a)	983,552
172,761	North American Energy Partners, Inc. (a)(b)	1,005,469
77,849	Superior Energy Services, Inc. (a)	2,042,758
		4,031,779
	Oil & Gas - Exploration/Products 3.2%
68,404	Bill Barrett Corp. (a)	2,478,961
52,532	Whiting Petroleum Corp. (a)	1,842,822
		4,321,783
	Other General Purpose Machinery Manufacturing 1.1%
100,075	TriMas Corp. (a)	1,486,114

	Packaged Foods/Meats 3.7%
285,658	SunOpta, Inc. (a)(b)	1,408,294
59,413	TreeHouse Foods, Inc. (a)	3,674,100
		5,082,394
	Railroads 3.1%
54,654	Genesee & Wyoming, Inc. (a)	2,542,504
33,611	Kansas City Southern (a)	1,679,206
		4,221,710
	Regional Banks 8.5%
45,582	Bank of Hawaii Corp.	1,659,185
71,552	Community Bank System, Inc.	1,623,515
146,424	Glacier Bancorp, Inc.	1,371,993
200,679	Old National Bancorp	1,870,328
60,442	Prosperity Bancshares, Inc.	1,975,244
102,373	Webster Financial Corp.	1,566,307
42,377	Westamerica Bancorporation	1,623,887
		11,690,459
	Residential REITS 5.1%
48,174	Mid-America Apartment Communities, Inc.	2,901,038
114,614	Sun Communities, Inc.	4,033,267
		6,934,305
	Restaurants 4.1%
133,420	Dominos Pizza, Inc. (a)	3,635,695
78,370	The Cheesecake Factory, Inc. (a)	1,931,820
		5,567,515
	Retail - Apparel 1.8%
110,519	ANN, Inc. (a)	2,524,254

	Retail REITS 0.4%
171,967	Cedar Shopping Centers, Inc.	534,817

	Semiconductor Equipment 2.2%
119,141	Advanced Energy Industries, Inc. (a)	1,026,995
301,841	Entegris, Inc. (a)	1,925,746
		2,952,741
	Semiconductors 2.7%
168,036	Fairchild Semiconductor International, Inc. (a)	1,814,789
375,950	Integrated Device Technology, Inc. (a)	1,936,142
		3,750,931
	Software 0.9%
72,458	Progress Software Corp. (a)	1,271,638

	Specialized REITS 2.1%
424,638	FelCor Lodging Trust, Inc. (a)	989,407
44,799	National Health Investors, Inc.	1,887,382
		2,876,789

	Specialty Stores 2.5%
54,016	Tractor Supply Co.	3,378,701

	Sporting Goods, Hobby, and Musical Instrument Stores 1.3%
89,767	Cabela's, Inc. (a)	1,839,326

	Steel 1.7%
52,128	Carpenter Technology Corp.	2,340,026

	Thrifts & Mortgage Finance 1.3%
123,047	Astoria Financial Corp.	946,231
423,119	MGIC Investment Corp. (a)	791,233
		1,737,464
	Total Common Stocks
	(Cost $128,706,098)	132,114,386

	SHORT-TERM INVESTMENTS 4.2%
	Investment Company 4.2%
5,794,475	Fidelity Institutional Money Market Portfolio	5,794,475
	Total Short-Term Investments
	(Cost $5,794,475)	5,794,475

	Total Investments 100.6%
	(Cost $134,500,573)	137,908,861

	Liabilities in Excess of Other Assets (0.6)%	(846,305)

	TOTAL NET ASSETS 100.0%	$137,062,556

(a) Non-Income Producing.
(b) U.S. traded security of a foreign issuer.

The cost basis of investments for federal income tax purposes at September 30, 2011 was as follows*:

Cost of investments	$134,500,573
Gross unrealized appreciation	25,308,415
Gross unrealized depreciation	(21,900,127)
Net unrealized appreciation	$3,408,288

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Frontegra Phocas Small Cap Value Fund
Schedule of Investments
September 30, 2011 (Unaudited)

Number of Shares		Value
	COMMON STOCKS 97.2%
	Aerospace Product and Parts Manufacturing 2.7%
5,495	AAR Corp.	$91,602
7,126	Triumph Group, Inc.	347,321
		438,923
	Agencies, Brokerages, and Other Insurance Related Activities 0.8%
11,637	National Financial Partners Corp. (a)	127,309

	Animal Slaughtering and Processing 1.6%
21,249	Darling Inernational, Inc. (a)	267,525

	Architectural, Engineering, and Related Services 1.1%
3,849	Tetra Tech, Inc. (a)	72,130
3,689	URS Corp. (a)	109,416
		181,546
	Basic Chemical Manufacturing 2.7%
3,272	Ashland, Inc.	144,426
5,815	Huntsman Corp.	56,231
7,409	Sensient Technologies Corp.	241,163
		441,820
	Clothing Stores 1.1%
3,924	Childrens Place Retail Stores, Inc. (a)	182,584

	Communications Equipment Manufacturing 1.0%
8,773	Arris Group, Inc. (a)	90,362
16,734	Tellabs, Inc.	71,789
		162,151
	Computer Systems Design and Related Services 3.6%
19,178	ICG Group, Inc. (a)	176,629
9,229	JDA Software Group, Inc. (a)	216,328
7,653	SYNNEX Corp. (a)	200,509
		593,466
	Cut and Sew Apparel Manufacturing 3.4%
3,003	G-III Apparel Group Ltd. (a)	68,649
13,346	Iconix Brand Group, Inc. (a)	210,867
4,078	Perry Ellis International, Inc. (a)	76,666
2,149	The Warnaco Group, Inc. (a)	99,047
3,158	Wolverine World Wide, Inc.	105,003
		560,232
	Depository Credit Intermediation 11.9%
13,854	Banco Latinoamericano de Exportaciones S.A. (b)	210,996
6,396	Banner Corp.	81,805
30,092	Boston Private Financial Holdings, Inc.	176,941
14,787	Columbia Banking System, Inc.	211,750
13,234	First Horizon National Corp.	78,875
17,920	First Pactrust Bancorp, Inc.	203,034
3,933	IBERIABANK Corp.	185,087
19,539	Old National Bancorp	182,103
8,004	State Bank Financial Corp. (a)	101,010
4,210	SVB Financial Group (a)	155,770
16,501	Washington Banking Co.	160,555
7,553	Wintrust Financial Corp.	194,943
		1,942,869
	Electric Power Generation, Transmission and Distribution 2.5%
5,844	Great Plains Energy, Inc.	112,789
4,559	Portland General Electric Co.	108,003
5,352	The Empire District Electric Co.	103,722
3,601	Unitil Corp.	92,473
		416,987
	Electrical Equipment Manufacturing 0.6%
3,059	Powell Industries, Inc. (a)	94,737

	Electronic Shopping and Mail-Order Houses 0.5%
6,067	Systemax, Inc. (a)	77,172

	Fruit and Vegetable Preserving and Specialty Food Manufacturing 1.6%
4,295	Treehouse Foods, Inc. (a)	265,603

	Full-Service Restaurants 0.9%
5,273	P.F. Chang's China Bistro, Inc.	143,637

	Furniture and Home Furnishing Merchant Wholesalers 1.4%
8,460	United Stationers, Inc.	230,535

	General Freight Trucking 0.5%
4,145	Werner Enterprises, Inc.	86,340

	Health Care Providers & Services 0.6%
2,417	Wellcare Health Plans, Inc. (a)	91,798

	Highway, Street, and Bridge Construction 0.5%
6,823	Sterling Construction Co., Inc. (a)	76,213

	Household and Institutional Furniture and Kitchen Cabinet Manufacturing 0.5%
9,051	Pier 1 Imports, Inc. (a)	88,519

	Insurance Carriers 4.6%
3,360	Alterra Capital Holdings Ltd. (b)	63,739
37,318	CNO Financial Group, Inc. (a)	201,890
3,717	Infinity Property & Casualty Corp.	195,068
4,930	Kemper Corp.	118,123
4,454	Primerica, Inc.	96,028
4,749	Protective Life Corp.	74,227
		749,075
	Lawn and Garden Equipment and Supplies Stores 0.7%
6,390	Titan Machinery, Inc. (a)	114,381

	Management of Companies and Enterprises 3.2%
12,416	Ares Capital Corp.	170,968
6,326	Hancock Holding Co.	169,410
9,457	Prospect Capital Corp.	79,534
6,600	Safeguard Scientifics, Inc. (a)	99,000
		518,912
	Management, Scientific, and Technical Consulting Services 1.9%
10,159	Huron Consulting Group, Inc. (a)	316,250

	Medical Equipment and Supplies Manufacturing 1.3%
6,286	Orthofix International N.V. (a)(b)	216,930

	Metal Ore Mining 1.9%
8,325	Coeur d'Alene Mines Corp. (a)	178,488
5,582	Materion Corp. (a)	126,600
		305,088
	Miscellaneous Durable Goods Merchant Wholesalers 0.3%
1,211	Schnitzer Steel Industries, Inc. - Class A	44,565

	Motor Vehicle Parts Manufacturing 0.5%
4,250	Fuel Systems Solutions, Inc. (a)	81,642

	Natural Gas Distribution 1.7%
5,117	Atmos Energy Corp.	166,047
3,123	Laclede Group, Inc.	121,016
		287,063
	Newspaper, Periodical, Book, and Directory Publishers 0.5%
3,318	Meredith Corp.	75,120

	Nonscheduled Air Transportation 0.7%
3,304	Atlas Air Worldwide Holdings, Inc. (a)	109,990

	Oil and Gas Extraction 4.5%
11,212	Goodrich Petroleum Corp. (a)	132,526
8,340	Petroleum Development Corp. (a)	161,712
18,208	Rex Energy Corp. (a)	230,331
8,688	Swift Energy Co. (a)	211,466
		736,035
	Other Fabricated Metal Product Manufacturing 2.0%
4,955	Ducommun, Inc.	74,226
5,698	Timken Co.	187,008
2,888	Watts Water Technologies, Inc. - Class A	76,965
		338,199
	Other Food Manufacturing 0.5%
3,935	Snyders-Lance, Inc.	82,045

	Other General Merchandise Stores 1.3%
6,227	Big Lots, Inc. (a)	216,886

	Other General Purpose Machinery Manufacturing 1.2%
3,870	Esterline Technologies Corp. (a)	200,621

	Other Professional, Scientific, and Technical Services 0.5%
5,768	Teletech Holdings, Inc. (a)	87,904

	Personal Care Services 1.8%
7,160	Steiner Leisure Ltd. (a)(b)	291,913

	Pharmaceutical and Medicine Manufacturing 3.8%
4,380	Emergent BioSolutions, Inc. (a)	67,584
9,125	Par Pharmaceutical Companies, Inc. (a)	242,908
15,062	Rigel Pharmaceuticals, Inc. (a)	110,856
11,148	ViroPharma, Inc. (a)	201,444
		622,792
	Plastics Product Manufacturing 0.4%
4,196	Tredegar Corp.	62,227

	Printing and Related Support Activities 1.0%
8,504	American Greetings Corp.	157,324

	Rail Transportation 1.1%
3,755	Kansas City Southern (a)	187,600

	Real Estate Investment Trusts 12.6%
13,146	Acadia Realty Trust	245,830
3,806	Alexandria Real Estate Equities, Inc.	233,650
3,559	American Campus Communities, Inc.	132,430
15,140	Colonial Properties Trust	274,942
8,138	DuPont Fabros Technology, Inc.	160,237
3,412	EastGroup Properties, Inc.	130,134
23,887	Glimcher Realty Trust	169,120
5,391	Kilroy Realty Corp.	168,738
4,737	LaSalle Hotel Properties	90,951
41,782	Strategic Hotels & Resorts, Inc. (a)	180,081
7,721	Sun Communities, Inc.	271,702
		2,057,815
	Semiconductor and Other Electronic Component Manufacturing 5.6%
24,133	Fairchild Semiconductor International, Inc. - Class A (a)	260,636
15,201	Microsemi Corp. (a)	242,912
5,808	Plexus Corp. (a)	131,377
38,367	RF Micro Devices, Inc. (a)	243,247
7,960	TriQuint Semiconductor, Inc. (a)	39,959
		918,131
	Software Publishers 1.0%
21,896	Compuware Corp. (a)	167,723

	Support Activities for Mining 1.4%
5,614	Basic Energy Services, Inc. (a)	79,494
33,968	Parker Drilling Co. (a)	149,120
		228,614
	Trading Companies & Distributors 0.6%
18,863	Aceto Corp.	99,785

	Water, Sewage and Other Systems 1.1%
6,076	American Water Works Co., Inc.	183,374

	Total Common Stocks
	(Cost $15,580,999)	15,927,970

	SHORT-TERM INVESTMENTS 2.7%
	Investment Company 2.7%
434,469	AIM STIT-STIC Prime Portfolio - Institutional Class	434,469
	Total Short-Term Investments
	(Cost $434,469)	434,469

	Total Investments 99.9%
	(Cost $16,015,468)	16,362,439

	Other Assets in Excess of Liabilities 0.1%	9,972

	TOTAL NET ASSETS 100.0%	$16,372,411

(a) Non-Income Producing
(b) U.S. traded security of a foreign issuer.

The cost basis of investments for federal income tax purposes at September 30, 2011 was as follows*:

Cost of investments	$16,015,468
Gross unrealized appreciation	2,006,133
Gross unrealized depreciation	(1,659,162)
Net unrealized appreciation	$346,971

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Lockwell Small Cap Value Fund
Schedule of Investments
September 30, 2011 (Unaudited)

Number of Shares		Value
	COMMON STOCKS 67.1%
	Activities Related to Real Estate 0.6%
535	Forestar Group, Inc. (a)	$5,837

	Advertising, Public Relations, and Related Services 0.7%
215	Arbitron, Inc.	7,112

	Aerospace Product and Parts Manufacturing 4.3%
948	AAR Corp.	15,802
260	HEICO Corp.	8,752
262	Moog, Inc. (a)	8,546
225	Triumph Group, Inc.	10,967
		44,067
	Agencies, Brokerages, and Other Insurance Related Activities 0.8%
355	Amtrust Financial Services, Inc.	7,902

	Agriculture, Construction, and Mining Machinery Manufacturing 0.5%
725	GSI Group, Inc. (a)	5,568

	Basic Chemical Manufacturing 0.7%
200	Cytec Industries, Inc.	7,028

	Boiler, Tank, and Shipping Container Manufacturing 1.0%
269	Silgan Holdings, Inc.	9,883

	Clothing Stores 1.5%
280	G&K Services, Inc.	7,151
610	Stage Stores, Inc.	8,461
		15,612
	Commercial and Industrial Machinery and Equipment Rental and Leasing 1.9%
1,910	AerCap Holdings NV (a)(b)	18,947

	Commercial and Service Industry Machinery Manufacturing 0.7%
535	John Bean Technologies Corp.	7,629

	Communications Equipment Manufacturing 1.4%
309	Materion Corp. (a)	7,008
260	Plantronics, Inc.	7,397
		14,405
	Computer and Peripheral Equipment Manufacturing 1.6%
1,000	Radisys Corp. (a)	6,120
340	Zebra Technologies Corp. (a)	10,520
		16,640
	Computer Systems Design and Related Services 0.7%
740	Sapient Corp. (a)	7,504

	Cut and Sew Apparel Manufacturing 0.8%
345	Maidenform Brands, Inc. (a)	8,076

	Cutlery and Handtool Manufacturing 0.7%
153	Snap-on, Inc.	6,793

	Depository Credit Intermediation 3.1%
595	Capitol Federal Financial, Inc.	6,284
420	Eagle Bancorp, Inc. (a)	4,943
335	MB Financial, Inc.	4,931
495	Northwest Bancshares, Inc.	5,895
650	Provident New York Bancorp	3,783
525	ViewPoint Financial Group	6,012
		31,848
	Electric Power Generation, Transmission and Distribution 3.7%
262	ALLETE, Inc.	9,597
305	Avista Corp.	7,274
240	Cleco Corp.	8,194
400	El Paso Electric Co.	12,835
		37,900
	Fabric Mills 0.9%
515	Albany International Corp.	9,399

	Freight Transportation Arrangement 1.6%
355	Forward Air Corp.	9,035
530	UTi Worldwide, Inc.	6,911
		15,946
	Full-Service Restaurants 2.1%
545	AFC Enterprises, Inc. (a)	6,447
2,850	Denny's Corp. (a)	9,491
420	Texas Roadhouse, Inc.	5,552
		21,490
	Grain and Oilseed Milling 1.5%
385	Corn Products International, Inc.	15,107

	Insurance Carriers 7.3%
610	Alterra Capital Holdings Ltd.	11,572
395	Argo Group International Holdings Ltd.	11,206
2,675	CNO Financial Group, Inc. (a)	14,472
740	Employers Holdings, Inc.	9,442
320	Platinum Underwriters Holdings Ltd.	9,840
256	ProAssurance Corp. (a)	18,437
		74,969
	Investigation and Security Services 1.1%
468	The Brink’s Company	10,909

	Iron and Steel Mills and Ferroalloy Manufacturing 0.9%
855	Quanex Building Products Corp.	9,362

	Lessors of Real Estate 0.9%
440	Agree Realty Corp.	9,583

	Management, Scientific, and Technical Consulting Services 2.7%
473	Insperity, Inc.	10,524
485	MAXIMUS, Inc.	16,927
		27,451
	Medical Equipment and Supplies Manufacturing 1.0%
325	Hill-Rom Holdings, Inc.	9,757

	Metalworking Machinery Manufacturing 0.8%
415	Actuant Corp. - Class A	8,196

	Natural Gas Distribution 0.7%
265	UGI Corp.	6,962

	Nondepository Credit Intermediation 0.9%
720	Ocwen Financial Corp. (a)	9,511

	Office Administrative Services 0.4%
255	AECOM Technology Corp. (a)	4,506

	Oil and Gas Extraction 1.1%
365	Comstock Resources, Inc. (a)	5,643
500	Goodrich Petroleum Corp. (a)	5,910
		11,553
	Other Amusement and Recreation Activities 0.8%
1,025	Shuffle Master, Inc. (a)	8,620

	Other Electrical Equipment and Component Manufacturing 1.0%
415	Belden, Inc.	10,703

	Other Food Manufacturing 0.7%
350	Snyder's-Lance, Inc.	7,298

	Other Investment Pools and Funds 0.6%
200	Greenhill & Co., Inc.	5,718

	Other Miscellaneous Manufacturing 1.3%
1,500	ACCO Brands Corp. (a)	7,155
345	Hillenbrand, Inc.	6,348
		13,503
	Outpatient Care Centers 2.1%
1,470	HealthSouth Corp. (a)	21,947

	Paint, Coating, and Adhesive Manufacturing 0.8%
440	HB Fuller Co.	8,017

	Pulp, Paper, and Paperboard Mills 2.3%
365	Potlatch Corp.	11,505
238	Rock-Tenn Co. - Class A	11,586
		23,091

	Resin, Synthetic Rubber, and Artificial Synthetic Fibers and Filaments Manufacturing 2.2%
495	A. Schulman, Inc.	8,410
355	Rogers Corp. (a)	13,891
		22,301
	Semiconductor and Other Electronic Component Manufacturing 1.8%
755	Methode Electronics, Inc.	5,610
410	Microsemi Corp. (a)	6,552
485	Vishay Precision Group, Inc. (a)	6,392
		18,554
	Soap, Cleaning Compound, and Toilet Preparation Manufacturing 1.3%
152	West Pharmaceutical Services, Inc.	5,639
490	Zep, Inc.	7,360
		12,999
	Software Publishers 0.7%
940	Compuware Corp. (a)	7,200

	Support Activities for Mining 1.7%
820	Key Energy Services, Inc. (a)	7,782
380	Superior Energy Services, Inc. (a)	9,971
		17,753
	Water, Sewage and Other Systems 0.4%
375	Insituform Technologies, Inc. (a)	4,343

	Wholesale Electronic Markets and Agents and Brokers 0.8%
275	ScanSource, Inc. (a)	8,129

	Total Common Stocks
	(Cost $813,142)	687,628

	EXCHANGE TRADED FUNDS - 0.7%
123	iShares Russell 2000 Value Index Fund	7,015
	Total Exchange Traded Funds
	(Cost $7,177)	7,015

	SHORT-TERM INVESTMENTS 2.5%
	Investment Company 2.5%
25,923	AIM STIT-STIC Prime Portfolio - Institutional Class	25,923
	Total Short-Term Investments
	(Cost $25,923)	25,923

	Total Investments 70.3%
	(Cost $846,242)	720,566

	Other Assets in Excess of Liabilities 29.7%	303,721

	TOTAL NET ASSETS 100.0%	$1,024,287

(a) Non-Income Producing.
(b) U.S. traded security of a foreign issuer.

The cost basis of investments for federal income tax purposes at September 30, 2011 was as follows*:

Cost of investments	$846,242
Gross unrealized appreciation	639
Gross unrealized depreciation	(126,315)
Net unrealized appreciation	$(125,676)

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Investment Valuation – Equity securities for which market quotations are readily available are valued at the last reported sale price on the national securities exchange on which such securities are primarily traded. Equity securities for which there were no transactions on a given day or securities not listed on a national securities exchange are valued at the most recent sale price. Equity securities that are traded on NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”). Debt securities (other than short-term instruments) are valued by an independent pricing service, which uses valuation methods such as matrix pricing and other analytical pricing models as well as market transactions and evaluated dealer bid quotations. Shares of underlying mutual funds are valued at their respective NAVs. Exchange traded funds are valued at the last reported sale price on the exchange on which the security is principally traded. Securities that are primarily traded on foreign exchanges, including participatory notes, generally are valued at the last sale price of such securities on their respective exchange. In certain countries, market maker prices, usually the mean between the bid and ask prices, are used. In certain circumstances, such as when a significant event occurs in a foreign market so that the last sale price no longer reflects actual value, the fair value of these securities may be determined using fair valuation procedures approved by the Board of Directors. The Directors have retained an independent fair value pricing service to assist in valuing foreign securities held by the Frontegra Mastholm International Equity, Frontegra SAM Global Equity and Frontegra HEXAM Emerging Markets Funds. In valuing assets, prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates market value. Securities maturing within 60 days or less when purchased are valued by the amortized cost method. Any securities or other assets for which market quotations are not readily available are valued at their fair value as determined in good faith by the advisers or subadvisers pursuant to guidelines established by the Board of Directors.

On January 21, 2010, the FASB issued ASU 2010-06, Improving Disclosures about Fair Value Measurements. ASU 2010-06 amends ASC 820, Fair Value Measurements and Disclosures, (formerly FASB Statement No. 157), to require additional disclosures regarding fair value measurements. Specifically, the amendment requires reporting entities to disclose: i) the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements, for Level 2 or Level 3 positions; ii) transfers between all levels (including Level 1 and Level 2) will be required to be disclosed on a gross basis (i.e. transfers out must be disclosed separately from transfers in) as well as the reason(s) for the transfers; and iii) purchases, sales, issuances and settlements must be shown on a gross basis in the Level 3 rollforward rather than as one net number.

The effective date of this guidance is for interim and annual periods beginning after December 15, 2009; however, the requirement to provide the Level 3 activity for purchases, sales, issuances and settlements on a gross basis was be effective for interim and annual periods beginning after December 15, 2010. The Funds have disclosed the applicable requirements of this accounting standard in their financial statements.

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of each Fund’s investments and are summarized in the following fair value hierarchy:

Level 1 —	Quoted prices in active markets for identical securities

Level 2 —	Evaluated prices based on other significant observable inputs (including quoted prices for similar securities, foreign security indices, foreign exchange rates, fair value estimates for foreign securities and changes in benchmark securities indices)

Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments)

Mastholm International Equity
Description	Level 1	Level 2	Level 3	Total
Equity
Common Stocks	$-	$11,128,156	$-	$11,128,156
Total Equity	-	11,128,156	-	11,128,156
Short-Term Investments	229,115	-	-	229,115
Total Investments in Securities	$229,115	$11,128,156	$-	$11,357,271

SAM Global Equity Fund
Description	Level 1	Level 2	Level 3	Total
Equity
Common Stocks	$7,086,271	$9,181,966	$-	$16,268,237
Total Equity	7,086,271	9,181,966	-	16,268,237
Short-Term Investments	508,329	-	-	508,329
Total Investments in Securities	$7,594,600	$9,181,966	$-	$16,776,566

HEXAM Emerging Markets
Description	Level 1	Level 2	Level 3	Total
Equity
Common Stocks	$-	$16,055,575	$-	$16,055,575
Preferred Stocks	-	1,253,642	-	1,253,642
Real Estate Investment Trusts	-	442,437	-	442,437
Total Equity	-	17,751,654	-	17,751,654
Short-Term Investments	335,257	-	-	335,257
Total Investments in Securities	$335,257	$17,751,654	$-	$18,086,911

Timpani Small Cap Growth
Description	Level 1	Level 2	Level 3	Total
Equity
Common Stocks	$1,820,282	$-	$-	$1,820,282
Total Equity	1,820,282	-	-	1,820,282
Short-Term Investments	102,705	-	-	102,705
Total Investments in Securities	$1,922,987	$-	$-	$1,922,987

Netols Small Cap Value
Description	Level 1	Level 2	Level 3	Total
Equity
Common Stocks	$117,155,669	$-	$-	$117,155,669
Real Estate Investment Trusts	14,958,717	-	-	14,958,717
Total Equity	132,114,386	-	-	132,114,386
Short-Term Investments	5,794,475	-	-	5,794,475
Total Investments in Securities	$137,908,861	$-	$-	$137,908,861

Phocas Small Cap Value
Description	Level 1	Level 2	Level 3	Total
Equity
Common Stocks	$13,870,155	$-	$-	$13,870,155
Real Estate Investment Trusts	2,057,815	-	-	2,057,815
Total Equity	15,927,970	-	-	15,927,970
Short-Term Investments	434,469	-	-	434,469
Total Investments in Securities	$16,362,439	$-	$-	$16,362,439

Locwell Small Cap Value
Description	Level 1	Level 2	Level 3	Total
Equity
Common Stocks	$666,540	$-	$-	$666,540
Real Estate Investment Trusts	21,088	-	-	21,088
Exchange Traded Funds	7,015	-	-	7,015
Total Equity	694,643	-	-	694,643
Short-Term Investments	25,923	-	-	25,923
Total Investments in Securities	$720,566	$-	$-	$720,566

	Mastholm International Euqity	SAM Global Equity	HEXAM Emerging Markets
Transfers out of Level 1	$(11,128,156)	$(9,181,966)	$(17,751,654)
Transfers into Level 2	$11,128,156	$9,181,966	$17,751,654
	$-	$-	$-

Transfers during the period between Level 1 and Level 2 relate to the use of systematic fair valuation. On days when systematic fair valuation is used, non-US dollar denominated securities move from a Level 1 to a Level 2 classification.  At June 30, 2011, securities in the Mastholm International Equity, SAM Global Equity and HEXAM Emerging Markets Funds were not adjusted using systematic fair valuation.  At September 30, 2011, securities in the Mastholm International Euqity, SAM Global Equity and HEXAM Emerging Markets Funds were adjusted using systematic fair valuation.

Tax Disclosure – Each Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to make the requisite distributions of income and capital gains to its shareholders sufficient to relieve it from all or substantially all federal income taxes. Therefore, no federal income tax provision has been provided.

There is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on the tax return for the current fiscal year, the fiscal year ended June 30, 2011, or for any other tax years which are open for exam. As of September 30, 2011, open tax years include the tax years ended June 30, 2008 through 2011 and the current fiscal year.  The Company is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change during the remainder of the fiscal year. A Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations of its financial statements.  During the period, the Funds did not incur any interest or penalties.

The Funds intend to utilize provisions of the federal income tax laws, which allow them to carry a realized capital loss forward for eight years following the year of loss and offset such losses against any future realized capital gains. At June 30, 2011, the Funds’ most recent fiscal year end, the capital loss carryforwards were as follows:

Date of Expiration	Mastholm International Equity	Netols Small Cap Value	Phocas Small Cap Value
2017	$-	$-	$2,867,123
2018	6,626,048	3,720,338	-
Total	$6,626,048	$3,720,338	$2,867,123

At June 30, 2011, Timpani Small Cap Growth Fund had short-term capital loss carryforwards that will not expire of $43,013.

The SAM Global Equity and HEXAM Emerging Markets Funds do not have any capital loss carryforwards as of June 30, 2011.

The Lockwell Small Cap Value Fund commenced operations on July 1, 2011.  Because the Fund has not had a fiscal year-end, it does not have any capital loss carryforwards as of September 30, 2011.

For additional information regarding the accounting policies of the Funds, refer to the most recent financial statements in the N-CSR filing at www.sec.gov.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Frontegra Funds, Inc.

By /s/ William D. Forsyth III
            William D. Forsyth III, President and Secretary
             (Principal Executive Officer)

Date   November 15, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ William D. Forsyth III
            William D. Forsyth III, President and Secretary
             (Principal Executive Officer)

Date   November 15, 2011

By /s/ Elyce D. Dilworth
            Elyce D. Dilworth, Treasurer and Assistant Secretary
            (Principal Financial Officer)
Date   November 15, 2011